Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Provisions	$ 13,042,000	$ 13,612,000	$ 12,113,000
Asset retirement obligation [member] | Egypt PSCs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Provisions	$ 0
Furniture and fixtures [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation at declining balance rates	20.00%
Furniture and fixtures [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation at declining balance rates	30.00%
IFRS 16 [member]
Disclosure Of Property Plant And Equipment [Line Items]
Gain or loss recognized in profit or loss on purchase,sale,issue or cancelation of equity instruments	$ 0